Property, Plant and Equipment - Summary of Movements in Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	€ 10,558
Property, plant and equipment at end of period	10,347	€ 10,558
Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	8,909
Property, plant and equipment at end of period	8,833	8,909
Includes capital expenditures for assets under construction	974	735
Owned assets | Land and buildings
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	2,763
Property, plant and equipment at end of period	2,758	2,763
Includes capital expenditures for assets under construction	93	75
Owned assets | Plant and equipment
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	6,146
Property, plant and equipment at end of period	6,075	6,146
Includes capital expenditures for assets under construction	881	660
Owned assets | Cost
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	18,508	20,342
Additions through business combinations	3	166
Additions	1,108	863
Disposals and other movements	(900)	(991)
Hyperinflationary adjustment	155	(45)
Reclassification as held for sale	(862)	(100)
Currency retranslation	716	(1,727)
Property, plant and equipment at end of period	18,728	18,508
Owned assets | Cost | Land and buildings
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	4,203	4,498
Additions through business combinations	1	122
Additions	100	107
Disposals and other movements	(136)	(90)
Hyperinflationary adjustment	46	(18)
Reclassification as held for sale	(131)	(19)
Currency retranslation	183	(397)
Property, plant and equipment at end of period	4,266	4,203
Owned assets | Cost | Plant and equipment
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	14,305	15,844
Additions through business combinations	2	44
Additions	1,008	756
Disposals and other movements	(764)	(901)
Hyperinflationary adjustment	109	(27)
Reclassification as held for sale	(731)	(81)
Currency retranslation	533	(1,330)
Property, plant and equipment at end of period	14,462	14,305
Owned assets | Accumulated depreciation
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	(9,599)	(10,093)
Disposals and other movements	743	868
Depreciation charge for the year	(1,042)	(1,228)
Hyperinflationary adjustment	(56)	26
Reclassification as held for sale	444	71
Currency retranslation	(385)	757
Property, plant and equipment at end of period	(9,895)	(9,599)
Owned assets | Accumulated depreciation | Land and buildings
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	(1,440)	(1,479)
Disposals and other movements	93	54
Depreciation charge for the year	(137)	(135)
Hyperinflationary adjustment	(6)	6
Reclassification as held for sale	46	11
Currency retranslation	(64)	103
Property, plant and equipment at end of period	(1,508)	(1,440)
Owned assets | Accumulated depreciation | Plant and equipment
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	(8,159)	(8,614)
Disposals and other movements	650	814
Depreciation charge for the year	(905)	(1,093)
Hyperinflationary adjustment	(50)	20
Reclassification as held for sale	398	60
Currency retranslation	(321)	654
Property, plant and equipment at end of period	(8,387)	(8,159)
Freehold land
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	347
Property, plant and equipment at end of period	€ 380	€ 347